UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172
Exact name of registrant as specified in charter:	World Funds Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service
The Corporation Trust Co.,
Corporation Trust Center,
1209 Orange St.,
Wilmington, DE 19801

With Copy to:

John H. Lively
The Law Offices of
John H. Lively & Associates, Inc.
2031 West 141st Terrace, Suite 119
Leawood, KS 64224

Registrant's telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	September 30th
Date of reporting period:	September 30, 2011

Item #1. Reports to Stockholders.

INDEX	UNION STREET PARTNERS VALUE FUND

Investment Adviser:

Union Street Partners, LLC
1421 Prince Street, Suite 400
Alexandria, Virginia 22314

Investment Sub-Adviser:

McGinn Investment Management, Inc.
201 North Union Street, Suite 100
Alexandria, Virginia 22314
                                                   Annual Report to Shareholders
Distributor:

First Dominion Capital Corp.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Independent Registered Public Accounting Firm:

Cohen Fund Audit Services, Ltd.
800 Westpoint Parkway, Suite 1100
Westlake, Ohio 44145

Transfer Agent:

For account information, wire purchase or redemptions,
call or write to Union Street Partners Value Fund’s Transfer Agent:

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235
(800) 628-4077 Toll Free

More Information:

For 24 hours, 7 days a week price information,
and for information on any series of The World Funds Trust,
investment plans, and other shareholder services,
call Commonwealth Shareholder Services at
(800) 673-0550 Toll Free.

                               UNION STREET PARTNERS VALUE FUND

                               A series of The World Funds Trust
                               A “Series” Investment Company

                                 For the Period
                             December 29, 2010
                                 (commencement of operations)
                                through September 30, 2011

Dear Fellow Shareholders:

Union Street Partners Value Fund’s first fiscal year closed on September 30, 2011.  Despite a shortened first full fiscal year (December 28, 2010 – September 30, 2011); there were no shortages of market moving developments.  Headlines, both domestic and international, were resoundingly negative for the period.  The bad news keeps on coming: the US consumer has gone on strike, voters seem to have grown frustrated with gridlock on Capitol Hill, there continues to be weakness in the housing market, now exasperated by high unemployment, and a seemingly perpetual crisis in Europe.   Uncertainty is a permanent state in the stock market, but it is hard to remember a time when so many monumental events weighed in simultaneously.   And while there is little wonder why investors are uneasy, our experience tells us that these periods can lead to investment opportunities for disciplined and focused investors.  This is our first annual shareholder letter, so we will discuss the Fund’s performance relative to the S&P 500, outline our investment process, and discuss our views on current markets.  Finally, we will highlight some of our investment ideas.

Relative Performance for the Nine Month Fiscal Year:

Since inception, the Fund’s class-A shares returned -14.60%.  The Fund’s performance lagged the S&P 500 Total Return benchmark’s return of -10.19% for the same period.  While we are not happy with the Fund’s performance through September, we are not unhappy with how the portfolio has developed.  We have remained patient and disciplined, building the portfolio with quality companies at prices we believe to be attractive.  Our cash position through the first half of 2011 was defensive, reflecting our own caution in light of all the uncertainty.  When market volatility peaked in the third quarter we deployed cash opportunistically, transitioning from 47.7% cash on June 30, 2011 to 9.7% cash on September 30, 2011.

Investment Process:

Our investment process is fairly simple: we seek to identify large companies with solid balance sheets, that make products people want to buy, and that have fallen out of favor with a significant portion of the investing public.  We identify companies that are inexpensive as measured by P/E, P/ B, P/S and dividend yield.  We then make an assessment of management and identify possible scenarios consistent with long term price appreciation.  Our process focuses on determining the real value is in these large cap companies.  When analyzing potential investments we ask ourselves, does this company make products and/or develop services that people want to buy?  Has the company’s business model demonstrated success, and do we believe it is sustainable or salvageable?  Is the balance sheet strong enough to withstand uncertain economic times?  Does current management have a track record of success?  And what is their global strategy?  If the answers to these questions are positive, we wait patiently until we believe the price is right.  Our purchases are usually contrarian in nature and capital is often deployed in the middle of some controversy.   We are long-term investors.

Current Markets:

As previously mentioned, sentiment is overwhelmingly negative.  We feel it may be too negative and believe there are a number of reasons to be, while not a wild optimist, less pessimistic with regards to the American economy.  Earnings for the S&P 500 have been reasonably strong for Q3 2011.  As of November 3, 2011, 83% of S&P500 companies have reported earnings, with 69.4% reporting earnings above consensus forecasts.  This positive development has been overshadowed by the apparent chaos in Europe.  However, despite the seemingly inevitable European recession, US economic growth strengthened in the third quarter to an annualized 2.5% rate.  That rate, while admittedly not robust, is not consistent with the level of doubt that exists today.  America’s strongest corporations are flush with cash and have capitalized on historically low interest rates.   By issuing debt at today’s interest rates, they have lowered their cost of capital.  The subsequent flexibility enables America’s top corporations to invest in growth initiatives both domestically and abroad. We expect to see continued slow but steady progress going forward driven by America’s resilience and innovative prowess, both of which are historic characteristics of American business.

Investments:

We invest in businesses only when we believe their share prices are undervalued by other investors.  While that does not always result in purchasing “at the bottom”, we are comfortable and optimistic regarding the companies we own and the prices we pay.  As of September 30th, some of our highest conviction ideas include Boeing, Bank of America, Citigroup, Ford, and Nokia, all well known companies.  We feel all of these are undervalued relative to their long term potential.

Boeing is one of America’s most innovative companies.  The new 787 Dreamliner is an example of the company’s commitment to excellence and forward progress.  The Dreamliner is the first commercial airplane to be constructed primarily from composite materials, leading to 20% fuel savings when compared to similarly sized planes.   The Dreamliner completed its inaugural flight on October 26 and the order backlog for the plane is robust.  We are happy to have had the opportunity to build positions in Boeing at the beginning of the Dreamliner’s product cycle.

Bank of America and Citigroup are the Fund’s two financial sector holdings.  Performance year to date for these companies has been dismal, but we continue to believe there is significant opportunity at today’s historically low valuations.   While both of these companies are absolutely hated, they both have significant franchise value, with Bank of America having the largest footprint in the United States and Citigroup possessing an unmatched global presence.  We also strongly believe that for the US and global economy to grow, the financial sector must rebound alongside.  As disliked as these companies are by the average American, small and intermediate sized businesses rely on bank financing for growth.  If the politicians are serious about creating jobs, reducing unemployment and restoring the housing market, they need to allow the banks to get back to the business of lending as opposed to the distraction of defending every decision in the courtroom.

Ford continues to be one of the best American turnaround stories in decades.  The new small and mid size lineups have been receiving significant praise, the balance sheet has drastically improved and we believe a dividend and investment grade credit rating will return over the next twelve months.  We also believe Ford will be a key beneficiary of potential pent-up demand as the economy improves.

Nokia continues to be the world’s largest manufacturer of mobile phones.  Its global distribution and manufacturing capacity is the best in handset manufacturing.  Nokia’s new partnership with Microsoft has brought together the world’s largest software company and leading handset maker to develop the new Windows Phone.  Initial reviews of the phone have been positive, and we are confident that Nokia will be able to recapture some of the smart phone market that it lost to Android and iOS.

In conclusion, we would like to thank you for allowing us to manage your money.  We have confidence in our time honored investment process and in the leadership of the companies we own.  We also have confidence that the American economy will continue to improve and that time will ultimately heal the wounds of the past few years.

If you have any questions, please do not hesitate to contact us.

Sincerely,

Bernie McGinn

Important Disclosure Statement

The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Fund’s prospectus by calling 1-800-673-0550. Distributed by First Dominion Capital Corp., Richmond, VA.

Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-673-0550. Information provided with respect to the Fund’s Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of September 30, 2011 and are subject to change at any time. The opinions presented in this document are those of the portfolio manager at the time of this report and may change at any time. Information contained in this document was obtained from sources deemed to be reliable, but no guarantee is made as to the accuracy of such information. Nothing presented in this document may be construed as an offer to purchase or sell any security.

Index Definitions:
The S&P 500: An unmanaged index of 500 large-cap domestic stocks that is commonly used as a proxy for the large-cap stock market. Historically, the index has targeted a composition of 400 industrial companies, 40 financial companies, 40 utility companies, and 20 transportation companies. The index does not contain real estate investment trusts. Changes in the index composition may be made at any time. Performance numbers for the index are a size-weighted average of the performance numbers for each index constituent.

COMPARISON OF $10,000 INVESTMENT IN UNION STREET PARTNERS VALUE FUND
VS. S&P 500
CLASS A SHARES

$15,000
$13,000
$11,000
$9,000
$7,000
$5,000
12/29/2010
3/31/2011
6/30/2011
9/30/2011
$8,981
$8,049
Class A
S&P 500

Class A Shares
Return
Since Inception
12/29/10 to 9/30/11*

Union Street Partners Value Fund- without load	-14.60%
Union Street Partners Value Fund- with load	-19.51%
S & P 500	-10.19%

* The total return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares

Past performance is not predictive of future performance.
The S & P's 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The index is not adjusted to reflect expenses that the SEC required to be reflected in the Fund's performance.

COMPARISON OF $10,000 INVESTMENT IN UNION STREET PARTNERS VALUE FUND VS. S&P 500 CLASS C SHARES

$15,000
$13,000
$11,000
$9,000
$7,000
$5,000
4/14/2011
6/30/2011
9/30/2011
$8,607
$8,319
Class C
S&P 500

Class C Shares
Return
Since Inception
4/14/11 to 9/30/11*

Union Street Partners Value Fund	-16.81%
S & P 500	-13.93%

* The total return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares

Past performance is not predictive of future performance.
The S & P's 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The index is not adjusted to reflect expenses that the SEC required to be reflected in the Fund's performance.

UNION STREET PARTNERS VALUE FUND
SCHEDULE OF INVESTMENTS
September 30, 2011
Number of Shares	Security Description	% of Net Assets	Fair Value

	COMMON STOCKS	82.34%

	AEROSPACE	4.68%
4,635	The Boeing Company		$ 280,464

	BANKS	8.59%
40,544	Bank of America Corp.		248,129
10,400	Citigroup Inc.		266,448
			514,577
	COMPUTERS	14.64%
11,500	EMC Corp.*		241,385
9,000	Hewlett-Packard Co.		202,050
7,600	Intel Corp.		162,108
10,900	Microsoft Corp.		271,301
			876,844
	DIVERSIFIED MANUFACTURING	4.49%
17,650	General Electric Co.		268,986

	GAS PIPELINE	0.58%
1,978	El Paso Corp.		34,575

	MEDICAL	9.35%
4,320	Johnson & Johnson		275,227
8,700	Merck & Co. Inc.		284,577
			559,804
	OIL	11.52%
7,513	BP plc Spons ADR		270,994
3,800	Exxon Mobil Corp.		275,994
3,000	Transocean Ltd.		143,220
			690,208
	RETAIL	6.78%
7,200	The Home Depot, Inc.		236,664
3,450	Target Corp.		169,188
			405,852
	TELECOMMUNICATIONS	13.77%
10,100	AT&T Inc.		288,052
49,300	Nokia Corp. Spons ADR		279,038
7,000	Verizon Communications Inc.		257,600
			824,690
	TRANSPORTATION	7.95%
3,000	FedEX Corp.		203,040
28,300	Ford Motor Co.*		273,661
			476,701

	TOTAL COMMON STOCKS	82.35%	4,932,701
	(Cost: $5,802,561)

	EXCHANGE-TRADED FUNDS	7.61%

	HOME CONSTRUCTION	4.26%
28,500	iSHARES Dow Jones US Home Construction Index Fund		$ 255,075

	LARGE CAP	3.35%
1,425	Ultra QQQ ProShares*		103,826
2,525	Ultra S&P500 ProShares		96,783
			200,609
	TOTAL EXCHANGE-TRADED FUNDS		455,684
	(Cost: $ 604,625)

	CASH & CASH EQUIVALENTS	9.66%
578,855	Fidelity Institutional Money Market Fund 0.12%**		578,855
	(Cost: $578,855)

	TOTAL INVESTMENTS:
	(Cost: $6,986,041)	99.62%	5,967,240
	Other assets, net of liabilities	0.38%	22,944
	NET ASSETS	100.00%	$ 5,990,184

*Non-income producing (security considered non-income producing if at least one dividend has not been paid during the last year preceding the date of the Fund's related balance sheet)

** Effective 7 day yield as of September 30, 2011.

ADR - Security represented is held by the custodian bank in the form of American Depositary Receipts.

See Notes to Financial Statements.

UNION STREET PARTNERS VALUE FUND
STATEMENT OF ASSETS AND LIABILITIES
September 30, 2011

ASSETS
Investments at fair value (identified cost of $6,986,041) (Note 1)	$ 5,967,240
Receivable for capital stock sold	176,505
Dividends and interest receivable	6,891
Due from advisor	12,641
Prepaid expenses	6,111
TOTAL ASSETS	6,169,388

LIABILITIES
Payable for investment purchases	171,219
Accrued 12b-1 fees	5,480
Accrued administration, accounting and transfer agent fees	2,145
Other accrued expenses	360
TOTAL LIABILITIES	179,204
NET ASSETS	$ 5,990,184

Net Assets Consist of:
Paid-in-capital applicable to 702,130 no par value shares of
beneficial interest outstanding, unlimited shares authorized	$ 7,008,985
Net unrealized appreciation (depreciation) of investments	(1,018,801)
Net Assets	$ 5,990,184

NET ASSET VALUE PER SHARE
Class A
($4,824,574 / 565,159 shares outstanding)	$ 8.54

MAXIMUM OFFERING PRICE PER SHARE ( $8.54 X 100 / 94.25)	$ 9.06

Class C
($1,165,610 / 136,971 shares outstanding)	$ 8.51

PRICE PER SHARE INCLUDING DSC FEE OF 2% ($8.51 X .98)	$ 8.34

See Notes to Financial Statements

UNION STREET PARTNERS VALUE FUND
STATEMENT OF OPERATIONS
Period December 29, 2010* through September 30, 2011

INVESTMENT INCOME
Dividends (net of foreign taxes withheld of $3,327)	$ 45,934
Interest	1,434
Total investment income	47,368

EXPENSES
Investment management fees (Note 2)	27,568
12b-1 fees (Note 2)
Class A	6,184
Class C	2,834
Recordkeeping and administrative services (Note 2)	15,068
Accounting fees (Note 2)	15,068
Custody fees	2,537
Transfer agent fees (Note 2)	11,406
Professional fees	12,517
Filing and registration fees (Note 2)	3,558
Trustee fees	4,375
Compliance fees	7,838
Shareholder servicing and reports (Note 2)	4,282
Organization costs	20,619
Other	12,763
Total expenses	146,617
Fee waivers and reimbursed expenses (Note 2)	(96,246)
Net expenses	50,371
Net investment income (loss)	(3,003)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	651
Net increase (decrease) in unrealized appreciation (depreciation) of investments	(1,018,801)
Net realized and unrealized gain (loss) on investments	(1,018,150)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ (1,021,153)

*Commencement of operations.

See Notes to Financial Statements

UNION STREET PARTNERS VALUE FUND
STATEMENT OF CHANGES IN NET ASSETS

Period
December 29, 2010*
Through
September 30, 2011

Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$ (3,003)
Net realized gain (loss) on investments	651
Net increase (decrease) in unrealized appreciation (depreciation)
of investments	(1,018,801)
Increase (decrease) in net assets from operations	(1,021,153)

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold
Class A	5,705,155
Class C	1,313,556
Shares redeemed
Class A	(7,374)
Class C	-
Increase (decrease) in net assets from capital stock transactions	7,011,337

NET ASSETS
Increase (decrease) during period	5,990,184
Beginning of period	-
End of period (including undistributed net investment income
(loss) of $ -)	$ 5,990,184

*Commencement of operations.

See Notes to Financial Statements

UNION STREET PARTNERS VALUE FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD

	Class A
	Period
	December 29, 2010*
	through
	September 30, 2011 (1)

Net asset value, beginning of period	$ 10.00

Investment activities
Net investment income (loss)	-	(B)
Net realized and unrealized gain (loss)
on investments	(1.46)
Total from investment activities	(1.46)

Net asset value, end of period	$ 8.54

Total Return	(14.60%)	**
Ratios/Supplemental Data
Ratio to average net assets (A)
Expenses,net	1.75%	***
Net investment income (loss)	(0.04%)	***
Portfolio turnover rate	0.53%	**
Net assets, end of period (000's)	$ 4,825

(1) Per share amounts calculated using the average share method.

* Commencement of operations
** Not annualized
***Annualized

(A) Fee waivers and reimbursement of expenses reduced the expense ratio and increased net investment income ratio by 3.57% for the period ended September
30, 2011.

(B) Less than $0.01 per share

See Notes to Financial Statements

UNION STREET PARTNERS VALUE FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD

	Class C
	Period
	April 14, 2011*
	through
	September 30, 2011 (1)

Net asset value, beginning of period	$ 10.23

Investment activities
Net investment income (loss)	(0.03)
Net realized and unrealized gain (loss)
on investments	(1.69)
Total from investment activities	(1.72)

Net asset value, end of period	$ 8.51

Total Return	(16.81%)	**
Ratios/Supplemental Data
Ratio to average net assets (A)
Expenses,net	2.50%	***
Net investment income (loss)	(0.69%)	***
Portfolio turnover rate	0.53%	**
Net assets, end of period (000's)	$ 1,166

(1) Per share amounts calculated using the average share method.

* Commencement of operations
** Not annualized
***Annualized

(A) Fee waivers and reimbursement of expenses reduced the expense ratio and increased net investment income ratio by 2.76% for the period ended September
30, 2011.

See Notes to Financial Statements

UNION STREET PARTNERS VALUE FUND
NOTES TO THE FINANCIAL STATEMENTS
September 30, 2011

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Union Street Partners Value Fund (the “Fund”) is a series of the World Funds Trust (“WFT”) which is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management company.  WFT was organized as a Delaware statutory trust on April 9, 2007 and may issue its shares of beneficial interest in separate series and issue classes of any series or divide shares of any series into two or more classes.   The Fund commenced operations December 29, 2010 as a series of WFT.  The Fund currently offers Class A and Class C  shares.

The Fund seeks to achieve long-term capital appreciation by investing primarily in the securities of large cap U. S. companies.  The Fund defines a large-cap company as one whose market cap is $5 billion or greater at the time of purchase.  Equity securities consist of common stock, depositary receipts, real estate investment trusts (“REITs”), master limited partnerships (“MLPs”), and securities convertible into common stock, such as warrants, rights, convertible bonds, debentures and convertible preferred stocks.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

The Fund’s securities are valued at current market prices. Investments in securities traded on national securities exchanges or included in the NASDAQ National Market System are valued at the last reported sales price.  Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Short-term debt securities (less than 60 days to maturity) are valued at their fair value using amortized cost.  Debt securities are valued by appraising them at prices supplied by a pricing agent approved by the Trust, which prices may reflect broker-dealer supplied valuations and electronic data processing techniques.  Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board of Trustees (the “Board”).  Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the NYSE.  The value of these securities used in computing the net asset value (“NAV”) is determined as of such times.

 The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security.  Since most of the Fund’s investments are traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value.  Any method used will be approved by the Board and results will be monitored to evaluate accuracy.  The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing.  However, fair values determined pursuant to the Fund’s procedures may differ from the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

Various inputs are used in determining the value of a Fund’s investments.  GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes.  Level 1 includes quoted prices in active markets for identical securities.  Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).  Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2011:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stock	$ 4,932,701	$-	$-	$ 4,932,701
Exchange Traded Funds	455,684			455,684
Cash & Cash Equivalents	578,855	-	-	578,855
	$ 5,967,240	$-	$-	$ 5,967,240

Refer to the Fund’s Schedule of Investments for a listing of the securities by security type and sector. The Fund held no Level 3 securities at any time during the period December 29, 2010* through September 30, 2011.
There were no transfers between levels during the period December 29, 2010* through September 30, 2011.  It is the Fund’s policy to consider transfers into or out of Levels 1 and 2 as of the end of the reporting period.

Security Transactions and Income

Security transactions are accounted for on the trade date.  Dividend income is recorded on the ex-dividend date.  Interest income is recorded on an accrual basis.  The cost of securities sold is determined generally on a specific identification basis.  Distributions from underlying ETF investments are recorded on the ex-date and reflected as dividend income on the Statement of Operations unless designated as long term capital gain.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.  The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains.  Therefore, no federal income tax or excise provision is required.

Management has analyzed the Fund’s tax positions for its initial tax year and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns.  The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.  Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gains for federal income tax purposes and have no effect on net assets or net asset value per share.  For the period December 29, 2010* through September 30, 2011, the Fund decreased paid-in-capital and accumulated undistributed capital gain by $2,352 and $651, respectively, and increased accumulated net investment income (loss) by $3,003.

Class Net Asset Value and Expenses

All income, expenses not attributable to a particular class, and realized and unrealized gains, are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.  Each class bears different distribution expenses.  Ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period for the effect of expenses applicable for each class.  Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis as determined by the Board of Trustees.

The Fund currently offers two classes of shares.  Class A shares include a maximum front-end sales charge of 5.75% and a maximum deferred sales charge of 2% on the proceeds of certain redemptions of Class A shares made within 360 days of purchase if those shares were purchases without paying a front-end sales charge.  Class A shares may be purchased without a front-end sales charge in amounts of $1,000,000 or more.  Class C shares include a maximum deferred sales charge of 2% on the proceeds of Class C shares redeemed within 2 years of purchase.

*Commencement of operations.

NOTE 2 - INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

For the period December 29, 2010* through March 30, 2011, McGinn Investment Management, Inc. (“McGinn”) served as investment adviser to the Fund providing investment advisory services for an annual fee of 1.00% of average daily net assets.  Effective March 31, 2011, the Board approved an Investment Advisory Agreement between Union Street Partners, LLC (“USP”) and the Fund and also an investment sub-advisory agreement between USP and McGinn, subject to shareholder approval. Shareholders approved these agreements on March 31, 2011 (see supplemental information for proxy results).  McGinn and USP are affiliated investment advisers.  Mr. Bernard F. McGinn, the Fund’s portfolio manager, is a majority shareholder of McGinn and McGinn owns 50% of USP.

Pursuant to the Investment Advisory Agreement, USP provides investment advisory services for an annual fee of 1.00% of average daily net assets.  USP has entered into a sub-advisory agreement with McGinn.  USP analyzes economic and market trends, periodically assesses the Fund’s investment policies and recommends changes regarding the policies to the Board where appropriate.  USP evaluates the performance of McGinn in light of selected benchmarks and the needs of the Fund, recommends changes to the Board where appropriate, and reports to the Board on the foregoing.  Pursuant to the Sub-Advisory Agreement, McGinn is responsible for the day–to–day decision making with respect to the Fund’s investment program.  McGinn, with USP’s oversight, manages the investment and reinvestment of the assets of the Fund, continuously reviews, supervises and administers the investment program of the Fund, determines in its discretion the securities to be purchased or sold, and provides the Fund and its agents with records relating to its activities. For its services, McGinn is entitled to receive a sub-advisory fee of 0.50% of average daily net assets.  McGinn’s fee for sub-advisory services is paid by USP from the investment advisory fees it receives and not by the Fund.  For the period December 29, 2010* through March 30, 2011, McGinn earned and waived $3,508 in advisory fees and reimbursed expenses of $5,000,  and for the period March 31, 2011 through September 30, 2011, USP earned and waived $24,060 in advisory fees and reimbursed expenses of $63,678.  As of September 30, 2011, the Fund was due $12,641 from USP, which was subsequently paid by USP.

In the interest of limiting the operating expenses of the Fund, USP, under its current expense limitation agreement, and McGinn, under its expense limitation agreement in place during its investment advisory agreement term effective from December 29, 2010 through March 30, 2011, have each contractually agreed to waive or limit its fees and to assume other operating expenses until January 31, 2012 so that the ratio of total annual operating expenses is limited to 1.50% of the Fund’s average net assets.  The limit does not apply to interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, brokerage commissions, other expenditures capitalized in accordance with GAAP or other extraordinary expenses not incurred in the ordinary course of business.  The total amount of reimbursement recoverable by USP is the sum of all fees previously waived or reduced by USP and all other payments remitted by USP to the Fund during any of the previous three (3) years, less any reimbursement previously paid by the Fund to USP with respect to any waivers, reductions, and payments made with respect to the Fund.  The total amount of recoverable reimbursements as of September 30, 2011 was $83,738 which expires September 30, 2014.

The Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, whereby the Class A and Class C shares may finance activities which are primarily intended to result in the sale of the Fund’s Class A and Class C shares, including, but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising materials and sales literature, and payments to dealers and shareholder servicing agents who enter into agreements with the Fund.  The Fund may incur such distribution expenses at the rate of 0.25% and 1.00% per annum on the Fund’s Class A and Class C average daily net assets, respectively.  For the period December 29, 2010* through September 30, 2011, there was $6,184 and $2,834 of 12b-1 fees incurred by Class A and Class C shares, respectively.

First Dominion Capital Corp.  ("FDCC") acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s shares.  For the period December 29, 2010* through September 30, 2011, FDCC received $13,811 from the sale of Fund shares.   In addition, FDCC receives a deferred sales charge (“DSC”) of 2% for certain Fund share redemptions occurring within 360 days of purchase on Class A shares if those shares were purchased without paying a front-end sales load and within two years of purchase on Class C shares.  During the period December 29, 2010* through September 30, 2011, FDCC received no DSC fees.

Commonwealth Shareholder Services, Inc. ("CSS"), the administrative agent for the Fund, provides shareholder, recordkeeping, administrative and blue-sky filing services.  For such administrative services, CSS receives an asset based fee based on average daily net assets.  CSS earned $15,068 for its services for the period December 29, 2010* through September 30, 2011.

Commonwealth Fund Services, Inc. (“CFSI”) is the Fund’s transfer and dividend disbursing agent.  CFSI earned $11,406 for its services for the period December 29, 2010* through September 30, 2011.

Commonwealth Fund Accounting (“CFA”) is the Fund’s pricing agent.  CFA earned $15,068 for its services for the period December 29, 2010* through September 30, 2011.

Certain officers and/or an interested trustee of the Fund are also officers and/or directors of FDCC, CSS, CFA and CFSI.

*Commencement of operations.

NOTE 3 –INVESTMENTS

The cost of purchases and the proceeds from sales of securities other than short-term notes for the period December 29, 2010* through September 30, 2011 aggregated $6,420,478 and $13,943, respectively.

*Commencement of operations.

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date.  Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

There were no distributions paid during the period December 29, 2010* through September 30, 2011.

As of September 30, 2011, the components of distributable earnings on a tax basis were as follows:

Period December 29, 2010* through
September 30, 2011

Unrealized appreciation (depreciation)	$(1,018,801)

Cost of securities for Federal Income tax purposes is $6,986,041 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$ 21,068
Gross unrealized depreciation	(1,039,869)
Net unrealized appreciation (depreciation)	$ (1,018,801)

*Commencement of operations.

NOTE 5 – CAPITAL STOCK TRANSACTIONS

Capital stock transactions were:

	Class A Shares Period December 29, 2010* through September 30, 2011		Class C Shares Period December 29, 2010* through September 30, 2011
	Shares	Value	Shares	Value
Shares purchased	565,937	$5,705,155	136,971	$1,313,556
Shares redeemed	(778)	(7,374)	-	-
Net increase (decrease)	565,159	$5,697,781	136,971	$1,313,556

*Commencement of operations.

NOTE 6 – ORGANIZATIONAL AND OFFERING EXPENSES

Organizational expenses consist of costs incurred to establish the Fund and enable it legally to do business.  Offering costs consist of costs incurred subsequent to organization to enable the Fund to engage in its planned principal operation of the sale of capital stock and the investment of these proceeds.  These expenses have been assumed by the Fund.  The organizational expense was expensed as incurred while the offering expenses are being amortized over twelve months.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees
Union Street Partners Value Fund
(World Funds Trust)

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Union Street Partners Value Fund (the “Fund”), a series of the World Funds Trust, as of September 30, 2011, and the related statements of operations and changes in net assets, and the financial highlights for the period December 29, 2010 (commencement of operations) through September 30, 2011.  These financial statements and financial highlights are the responsibility of Fund management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of September 30, 2011, by correspondence with the custodian and broker.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Union Street Partners Value Fund as of September 30, 2011, and the results of its operations, changes in its net assets, and its financial highlights for the period December 29, 2010 (commencement of operations) through September 30, 2011, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.
Westlake, Ohio
November 29, 2011

SUPPLEMENTAL INFORMATION (unaudited)
World Funds Trust (the “Trust”)

Information pertaining to the trustees and officers of the Fund is set forth below.  The names, addresses and birth years of the trustees and officers of the Trust, together with information as to their principal occupations during the past five years, are listed below.  The trustees who are considered “interested persons” as defined in Section 2(a)(19) of the 1940 Act, as well as those persons affiliated with the investment adviser and the principal underwriter, and officers of the Trust, are noted with an asterisk (*).  The Statement of Additional Information (the “SAI”) includes additional information about the trustees and is available without charge upon request by calling, toll-free, (800) 673-0550.

Name, Address and Year Born	Position(s) Held with the Trust and Tenure	Number of Funds in Trust Overseen	Principal Occupation(s) During the Past Five (5) Years	Other Directorships by Trustee or Officer and Number of Funds in the Complex Overseen
Interested Trustees:
* John Pasco III 8730 Stony Point Parkway Suite 205 Richmond, VA 23235 (1945)	Interested Trustee, Chairman, President, since June, 2010	2
President, Treasurer and Director of Commonwealth Shareholder Services, Inc. (“CSS”), the Trust's Administrator, since 1985; President and Director of First Dominion Capital Corp. (“FDCC”), the Trust's underwriter; President and Director of Commonwealth Fund Services, Inc (“CFSI”), the Trust's Transfer and Disbursing Agent, since 1987; President and Treasurer of Commonwealth Capital Management, LLC ("CCM"), investment adviser to the Commonwealth Small Cap Fund and the Frantzen Growth and Income Fund, since 1983; President and Director of Commonwealth Fund Accounting, Inc. ("CFA"), which provides bookkeeping services to the Trust; Chairman, Trustee and President of World Insurance  Trust, a registered investment company, from May, 2002 to December 2009; and Chairman, Director and President of The World Funds, Inc., a registered investment company, since 1997.  Mr. Pasco is a Certified Public Accountant.

				The World Funds, Inc. – 4 Funds; American Growth Fund, Inc. – 1 Fund.

Non-Interested Trustees:
Anthony J. Hertl 8730 Stony Point Parkway Suite 205 Richmond, VA 23235 (1950)	Independent Trustee, since June, 2010	2
Consultant to small and emerging businesses since 2000.  Retired in 2000 as Vice President of Finance and Administration of Marymount  College, Tarrytown, NY where he served in this capacity for four years.  Mr. Hertl is a Certified Public Accountant.

Northern Lights Fund Trust – 64 Funds;
Northern Lights Variable Trust – 48 Funds;
AdviserOne Funds – 10 Funds;
Satuit Capital Management Trust – 1 Fund; The Ladenburg
Thalman Alternative Strategie Fund – 1 Fund.

David J. Urban 8730 Stony Point Parkway Suite 205 Richmond, VA 23235 (1955)	Independent Trustee, since June, 2010	2	Virginia Commonwealth University- Professor of Education since 1989	None
Mary Lou H. Ivey 8730 Stony Point Parkway Suite 205 Richmond, VA 23235 (1958)	Independent Trustee, since June, 2010	2
Accountant, Harris, Hardy & Johnstone, P.C., Certified Public Accountants, since 2008;  Accountant, Wildes, Stevens & Brackens & Co., Certified Public Accountants, from 2007 to 2008;  Accountant, Martin, Dolan & Holton, Ltd.,  Certified Public Accountants, from 1997 to 2007.

				None

Officers:
Karen M. Shupe 8730 Stony Point Parkway Suite 205 Richmond, VA 23235 (1964)	Treasurer, since June, 2008	2	Executive Vice President of Commonwealth Shareholder Services, since 2003. Financial Reporting Manager, Commonwealth Shareholder Services, Inc. from 2001 to 2003.	None
Lauren Jones 8730 Stony Point Parkway Suite 205 Richmond, VA 23235 (1982)	Secretary, since December , 2009	2	Relationship Manager, Commonwealth Shareholder Services, Inc. since 2006. Account Manager, Insider NYC, an Event Planning firm, from 2004 to 2005.	None
David D. Jones, Esq. 719 Sawdust Road, Suite 113 The Woodlands, TX 77380 (1957)	Chief Compliance Officer since June, 2008	2	Managing Member, Drake Compliance, LLC, a regulatory consulting firm, since 2004. Principal Attorney, David Jones & Assoc., P.C., a law firm, since 1998.	Penn Street Funds, Inc. – 1 Fund.

SUPPLEMENTAL INFORMATION (unaudited)
World Funds Trust (the “Trust”)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-637-0550 or on the SEC’s website at www.sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended December 31 available on or through the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q”.  These filings are available, without charge and upon request, by calling 1-800-637-0550 or on the SEC’s website at www.sec.gov. .   The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

SPECIAL MEETING OF SHAREHOLDERS

At a special meeting held on February 15, 2011, the Board of Trustees of the World Funds Trust approved  an Investment Advisory Agreement between Union Street Partners, LLC (“USP”) and the Fund and also an investment sub-advisory agreement between USP and McGinn Investment Management, Inc. (“McGinn”), effective March 31, 2011 and subject to shareholder approval.  A Special Meeting of the Shareholders of the Fund was held on March 31, 2011, to approve the new Investment Advisory Agreement between the Fund and USP and to approve the new Sub-Advisory Agreement between McGinn and USP.  The number of shares voted were 96,433 (74.79% of record shares), with 96,433 (100% of voted shares) voting for the approval of both Agreements.

UNION STREET PARTNERS VALUE FUND

FUND EXPENSES (unaudited)

Fund Expenses Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A shares or deferred sales charges on certain redemptions made within 360 days of purchase of Class A shares and within two years of purchase for Class C shares and (2) ongoing costs, including management fees, distribution (12b-1)) fees,  and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The example is based on an investment of $1,000 invested at the beginning of the period, April 1, 2011 for Class A shares and April 14, 2011 for Class C shares and held for the period ended September 30, 2011.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs and do not reflect any transactional costs, such as sales charges (loads) or deferred sales charges.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total cost of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Class A Shares	Beginning Account Value April 1, 2011	Ending Account Value September 30, 2011	Expenses Paid During Period* April 1, 2011 through September 30, 2011
Actual	$1,000	$833.98	$8.05
Hypothetical (5% return before expenses)	$1,000	$1,016.25	$8.85

Class C Shares	Beginning Account Value April 14, 2011	Ending Account Value September 30, 2011	Expenses Paid During Period* April 14, 2011 through September 30, 2011
Actual	$1,000	$831.87	$10.60
Hypothetical (5% return before expenses)	$1,000	$1,012.50	$11.65

* - Expenses are equal to the Fund’s annualized expense ratio of 1.75% and 2.50% multiplied by the average account value for the period, multiplied by 183 and 169 days in the most recent fiscal half year for Class A and Class C, respectively, divided by 365 days in the current year.

ITEM 2.                      CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(c) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

ITEM 3.                      AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report,  the Registrant's  Board of Trustees has determined  that the Registrant has at least one audit committee financial  expert  serving on its audit  committee and those persons  (Anthony J Hertl) are "independent," as defined by this Item 3.

ITEM 4.                      PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $13,500 for 2011 and $0 for 2010.

(b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2011 and $0 for 2010.

(c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $2,500 for 2011 and  $0 for 2010.

(d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are and $0 for 2011 and $0 for 2010.

(e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to its charter,  the registrant's Audit Committee must pre-approve all audit and  non-audit  services to be provided to the  registrant.  The Audit Committee also pre-approves any non-audit  services provided by the registrant's principal  accountant to the Fund.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)           NA

(c)           100%

(d)           NA

(f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2011 and $0 for 2010..

(h) Not applicable. The Audit Committee pre-approved all non-audit services rendered to the registrant's investment adviser and any control affiliates that provide ongoing services to the registrant.

ITEM 5.                      AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.                      SCHEDULE OF INVESTMENTS.

Schedule filed under Item 1 of the Form.

ITEM 7.                      DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.                      PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.                      PURCHASES OF EQUITY SECURITIES BY CLOSED-ENDMANAGEMENT INVESTMENT COMPANY AND AFFILIATEDPURCHASERS.

Not applicable.

ITEM 10.                      SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.                      CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a- 15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.                      EXHIBITS.

(a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable. There were no solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by  this report by or on behalf of the registrant.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   World Funds Trust

By (Signature and Title)*:	/s/ John Pasco, III
John Pasco, III Chief Executive Officer (principal executive officer)
Date: December 9, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ John Pasco, III
John Pasco, III Chief Executive Officer (principal executive officer)
Date: October 10, 2011

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Chief Financial Officer (principal financial officer)
Date: December 9, 2011

* Print the name and title of each signing officer under his or her signature.